INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net of amortization, at December 31 follows:

	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$6,118	$3,491	$11,037	$7,874

Intangible amortization expense was $0.5 million, $0.8 million and $1.1 million in 2014, 2013 and 2012, respectively.  During 2014, a core deposit intangible acquired in 2004 with an original balance of $4.9 million became fully amortized and was removed from the table above.  In addition, $12.7 million of core deposit balances at December 31, 2013 that had been fully amortized at that date have been removed from the table above.

A summary of estimated core deposit intangible amortization at December 31, 2014, follows:

(In thousands)
2015	$347
2016	347
2017	346
2018	346
2019	346
2020 and thereafter	895
Total	$2,627